Commitments and contingencies, Operating leases (Details) $ in Millions	Dec. 31, 2019 USD ($)
Minimum Lease Payments [Abstract]
2020	$ 5.1
2021	4.2
2022	1.4
2023	0.4
2024	0.4
Thereafter	1.4
Total lease payments	$ 12.9
Renewal lease period	1 year